Filed under Rule 497(e)

Registration No. 333-53589

VALIC Company II

Small Cap Growth Fund

(the “Fund”)

Supplement dated December 22, 2016, to the Fund’s

Prospectus dated January 1, 2016, as amended

The following changes are effective immediately:

In the section entitled “Fund Summary: Small Cap Growth Fund – Investment Adviser,” the portfolio manager disclosure with respect to J.P. Morgan Investment Management Inc. (“JPMorgan”) is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title
Eytan Shapiro	2007	Portfolio Manager of the U.S. Small Cap Growth Strategy

Greg Tuorto	2016	Portfolio Manager of the U.S. Small Cap Growth Strategy

Felise Agranoff	2016	Portfolio Manager of the U.S. Small Cap Growth Strategy

Matthew Cohen	2016	Portfolio Manager of the U.S. Small Cap Growth Strategy

In the section entitled “Management – Investment Subadvisers,” the information on p. 74 about JPMorgan with respect to the Fund is hereby deleted in its entirety and replaced with the following:

The Small Cap Growth Fund is managed by Eytan Shapiro, Greg Tuorto, Felise L. Agranoff and Matthew Cohen. Mr. Shapiro, Managing Director, is the Chief Investment Officer of the Growth and Small Cap U.S. Equity Team and portfolio manager in the U.S. Equity Group. An employee since 1985, he is responsible for managing the firm’s U.S. small cap growth strategy. Prior to joining the small cap team in 1992, Mr. Shapiro worked as a portfolio manager in the firm’s Hong Kong office. Mr. Shapiro is a member of both the New York Society of Security Analysts and The CFA Institute, and a CFA charterholder

Mr. Tuorto, managing director, is a technology research analyst for the U.S. Equity Growth team. Before joining the firm in 2008, Mr. Tuorto was a research analyst at Jennison Associates, The Guardian Park Avenue Funds, Dreyfus Corporation and Tocqueville Asset Management. He has an M.B.A. from Monmouth University in West Long Branch, NJ and a B.A. from Catholic University in Washington DC.

Ms. Agranoff, managing director, is a co-portfolio manager of the Mid Cap Growth Strategy and a research analyst covering industrials, energy, financials and business services sectors for the U.S. Equity Growth team. She joined the firm in 2004. Ms.

Agranoff obtained a B.S. in finance and accounting from the McIntire School of Commerce at the University of Virginia and is a CFA charterholder.

Mr. Cohen, managing director, is a healthcare research analyst for U.S. Equity Growth team. Before joining the firm in 2005, Mr. Cohen was a research analyst at Medici Healthcare and Narragansett Asset Management. Prior to that, Mr. Cohen was a resident surgeon in the Department of General Surgery at the North Shore University Hospital – NYU School of Medicine. Mr. Cohen holds an M.B.A. from New York University’s Stern School of Business and an M.D. from McGill University in Montreal.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 333-53589

VALIC Company II

Small Cap Growth Fund

(the “Fund”)

Supplement dated December 22, 2016, to the Statement of Additional Information (“SAI”)

dated January 1, 2016, as amended

Effective immediately, in the table under the section entitled “Portfolio Managers – Other Accounts,” the information about the Fund’s portfolio manager associated J.P. Morgan Investment Management Inc., the Fund’s subadviser, is hereby deleted in its entirety and replaced with the following:

Advisers/Subadviser	Portfolio Managers	Other Accounts*
		Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
		No. of Accounts	Assets (in $millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)
JPMIM	Eytan Shapiro	3	1,296	4	590	3	412
	Greg Tuorto	2	1,265	2	566	3	755
	Felise Agranoff	7	6,572	1	334	4	207
	Matthew Cohen	2	1,265	2	3,837	2	178

*	As of 8/31/16. The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.